UNITED STATES

             SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549

                          FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 1999

Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.): [X] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        AFA Financial, Inc.
Address:     1325 Airmotive Way
             Suite 205
             Reno, NV  89502

13F File Number: 28-2369

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michelle Leicher
Title:   Vice President
Phone:   775-325-2300
Signature, Place, and Date of Signing

Michelle Leicher     Reno, Nevada    October 8, 1999

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  $124,648


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
                                           FORM 13F INFORMATION TABLE
                                                      VALUE       SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP    (x$1000)     PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED    NONE

ABBOTT LABS                COM            000282410    5067       111675   SH           SOLE     N/A              111675
ALLIED SIGNAL              COM            001951210    4923        78140   SH           SOLE     N/A               78140
ALLSTATE CORP              COM            002000210    5463       152265   SH           SOLE     N/A              152265
AMERICAN EXPRESS           COM            002581610    1300         9989   SH           SOLE     N/A                9989
AMERICAN HOME PRODUCTS     COM            002660910    3277        57120   SH           SOLE     N/A               57120
AT & T CORP                COM            000195710    6243       111864   SH           SOLE     N/A              111864
CHASE MANHATTAN            COM            016161010    6406        74055   SH           SOLE     N/A               74055
CISCO SYSTEMS              COM            017275R10    4210        65332   SH           SOLE     N/A               65332
COCA-COLA                  COM            019121610     226         3650   SH           SOLE     N/A                3650
DELL COMPUTERS             COM            024702510    2657        71815   SH           SOLE     N/A               71815
DIGENE CORP                COM            025375210     180        16300   SH           SOLE     N/A               16300
DUPONT                     COM            026353410    4859        71123   SH           SOLE     N/A               71123
EMERSON ELECTRIC           COM            029101110    3207        50950   SH           SOLE     N/A               50950
FEDERAL NAT'L MTG          COM            031358610    4770        69890   SH           SOLE     N/A               69890
FIRST UNION CORP           COM            033735810    4089        86760   SH           SOLE     N/A               86760
FORD MOTOR                 COM            034537010    5152        91285   SH           SOLE     N/A               91285
GENERAL ELECTRIC           COM            036960410    5587        49445   SH           SOLE     N/A               49445
HOUSEHOLD INT'L            COM            044181510    2019        42625   SH           SOLE     N/A               42625
ILLINOIS TOOL WORKS        COM            045230810    1138        13925   SH           SOLE     N/A               13925
INT BUSINESS MACHINES      COM            045920010     230         1176   SH           SOLE     N/A                1176
INTEL                      COM            045814010    4642        78025   SH           SOLE     N/A               78025
JOHNSON & JOHNSON          COM            047816010    1348        13750   SH           SOLE     N/A               13750
KEYCORP                    COM            049326710    5752       179025   SH           SOLE     N/A              179025
LEVEL 3 COMMUNICATIONS     COM            052729N10    1284        21370   SH           SOLE     N/A               21370
MASCO CORP                 COM            057459910    3670       127075   SH           SOLE     N/A              127075
MCI WORLDCOM, INC.         COM            055268B10     551         6400   SH           SOLE     N/A                6400
MELLON BANK CORP           COM            058550910    6384       175500   SH           SOLE     N/A              175500
MICROSOFT CORP             COM            059491810    1862        20645   SH           SOLE     N/A               20645
MORGAN STANLEY DWD CO      COM            061744644    2378        23170   SH           SOLE     N/A               23170
PPG INDUSTRIES INC.        COM            069350610    4264        72200   SH           SOLE     N/A               72200
PROCTER & GAMBLE           COM            074271810    1463        16391   SH           SOLE     N/A               16391
SCHERING-PLOUGH            COM            080660510    4674        89030   SH           SOLE     N/A               89030
SOUTHERN CO.               COM            084258710    5699       215040   SH           SOLE     N/A              215040
TEXAS INSTRUMENTS          COM            088250810    1431         9940   SH           SOLE     N/A                9940
TYCO INTERNATIONAL         COM            090212010    2741        28925   SH           SOLE     N/A               28925
XEROX CORP                 COM            098412110    5506        93215   SH           SOLE     N/A               93215
